Product warranties and recalls and other safety measures	12 Months Ended
Mar. 31, 2012
Product warranties and recalls and other safety measures

14. Product warranties and recalls and other safety measures:

Toyota provides product warranties for certain defects mainly resulting from manufacturing based on warranty contracts with its customers at the time of sale of products. Toyota accrues estimated warranty costs to be incurred in the future in accordance with the warranty contracts. In addition to product warranties, Toyota initiates recalls and other safety measures to repair or to replace parts which might be expected to fail from products safety perspectives or customer satisfaction standpoints. Toyota accrues for costs of recalls and other safety measures at the time of vehicle sale based on the amount estimated from historical experience.

Liabilities for product warranties and liabilities for recalls and other safety measures have been combined into a single table showing an aggregate liability for quality assurances due to the fact that both are liabilities for costs to repair or replace defects of vehicles and the amounts incurred for recalls and other safety measures may affect the amounts incurred for product warranties and vice versa.

Liabilities for quality assurances are included in “Accrued expenses” in the consolidated balance sheets.

The net changes in liabilities for quality assurances above for the years ended March 31, 2010, 2011 and 2012 consist of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Liabilities for quality assurances at beginning of year	¥568,834	¥680,408	¥764,369	$9,300
Payments made during year	(425,976)	(476,771)	(348,214)	(4,237)
Provision for quality assurances	558,190	588,224	436,891	5,316
Changes relating to pre-existing quality assurances	(21,606)	(1,701)	(7,827)	(95)
Other	966	(25,791)	(5,385)	(66)

Liabilities for quality assurances at end of year	¥680,408	¥764,369	¥839,834	$10,218

The other amount primarily includes the impact of currency translation adjustments and the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest.

The table below shows the net changes in liabilities for recalls and other safety measures which are comprised in liabilities for quality assurances above for the years ended March 31, 2010, 2011 and 2012.

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Liabilities for recalls and other safety measures at beginning of year	¥139,577	¥301,422	¥389,499	$4,739
Payments made during year	(89,796)	(263,096)	(159,344)	(1,939)
Provision for recalls and other safety measures	256,981 *	356,749	237,907	2,895
Other	(5,340)	(5,576)	635	8

Liabilities for recalls and other safety measures at end of year	¥301,422	¥389,499	¥468,697	$5,703

*Toyota has employed an estimation model to accrue expenses for future recalls and other safety measures at the time of vehicle sale based on the amount estimated from historical experience from the fourth quarter of the fiscal year ended March 31, 2010. This change has resulted in an increase in provision for recalls and other safety measures in this table by ¥105,698 million.